--------------------------------------------------------------------------------

                                   WORLDWIDE
                                INSURANCE TRUST

                                OCTOBER 31, 1995

                                     VAN ECK
                            -----------------------
                                    WORLDWIDE
                            -----------------------
                                      HARD
                            -----------------------
                                     ASSETS
                            -----------------------
                                      FUND
                            -----------------------
                                   SEMI-ANNUAL
                            -----------------------
                                     REPORT


                                     [LOGO]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Van Eck Worldwide Hard Assets Fund
                     --------------------------------------
                       October 31, 1995 Semi-Annual Report


Dear Fellow Shareholder:

PERFORMANCE

The Van Eck Worldwide Hard Assets Fund declined 3.2% since its inception (August 21, 1995) through October 31.* However, the Fund has recently performed well and is up 0.1% though December 4, 1995.

REVIEW

The second and third quarters of 1995 were characterized by declining worldwide economic growth. Economic growth expectations were consistently revised down in the United States, Europe and Japan. However, in the emerging nations in Asia, this growth continued to be quite dynamic with many countries experiencing growth rates between 6-8%. This broad macroeconomic environment is positive for hard assets, although greater economic strength will generally lead to stronger performance.

The best performing hard asset sectors during this time included nonferrous metals and energy companies while forest products and paper and gold-mining equities performed poorly. Commodity performance during this period of time was negative for base and precious metals but positive for energy commodities, including crude oil and natural gas.

OUTLOOK

In terms of our economic outlook, we agree with the consensus view of most economists of moderate industrialized economic growth for 1996 and slight moderation of strong emerging market growth. Very few economists are calling for a recession in the U.S. in 1996, although some believe it may hit in 1997. Few major imbalances exist in world economies. (And those that do seem to be improving.) Many indicators point to moderate growth in 1996, including leading economic indicators, the flat yield curve and flat industrial production growth. Interest rate sensitive sectors such as the housing market are showing strength. In Japan, we believe the economy will slowly emerge from its recession. Growth in Europe, however, will be more muted. In response to this weakening in growth, many central banks are lowering interest rates to stimulate economic growth. The Bank of Japan, the Bundesbank and the Federal Reserve Bank are and will continue to apply monetary stimulus. We believe that this stimulus will result in stronger economic growth during the second half of 1996. This should be extremely positive for hard assets.

Our current allocations reflect this macroeconomic environment, industry fundamentals and valuations. Energy and real estate are the largest allocations in the Fund, at 20% and 16%, respectively. We are positive on both sectors and plan to increase allocations in coming weeks. Both the base metals and precious metals sectors have allocations of 7%. Finally, the forest products and paper sector has a 5% allocation. The Fund has a large cash allocation of 45% which reflects its recent inception. The cash will be invested in coming weeks.

Derek S. van Eck
Portfolio Manager

December 8, 1995


*Total return for the Fund since inception (8/21/95) for the period ended 10/31/95 was -3.2%. Performance does not take variable insurance/life fees and expenses into account.

This report must be accompanied or preceded by a Van Eck Worldwide Insurance Trust Prospectus which includes more complete information such as charges and expenses and the risks associated with international investing including currency fluctuations or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus before investing.

--------------------------------------------------------------------------------

WORLDWIDE HARD ASSETS FUND
INVESTMENT PORTFOLIO
OCTOBER 31, 1995 (Unaudited)

NO. OF SHARES                       COMMON STOCK                  VALUE (NOTE 1)
--------------------------------------------------------------------------------
CANADA - 11.6%
Gold Mining - 6.5
       700                          Barrick Gold Corp.                  $16,188
     1,000                          Echo Bay Mines Ltd.                   9,000
                                                                        -------
                                                                         25,188
                                                                        -------
Metals - 5.1%
       600                          Cameco Corp.                         19,437
                                                                        -------
                                                                         44,625
                                                                        -------
INDONESIA - 0.3%
Mining - 0.3%
       100                          PT Tambang Timah (GDR)                1,196
                                                                        -------
NETHERLANDS - 5.1%
Real Estate - 5.1%
     1,000                         Renaissance Hotel Group N.V.          19,500
                                                                        -------
NORWAY- 4.0%
Oil/ Gas Equipment and
Services-4.0%
       800                         Petroleum Geo-Services AS (ADR)       15,500
                                                                        -------
SWEDEN - 9.5%
Paper and
Forest
Products - 9.5%
     3,000                         Stora Kopparbergs "B"                 36,428
                                                                        -------
UNITED
KINGDOM - 4.6%

Oil Integrated International-4.6%
       200                         British Petroleum PLC (ADR)           17,650
                                                                        -------
UNITED STATES - 64.9%
Copper - 4.8%
       800                         Freeport McMoran Copper and
                                   Gold Inc. (Class A)                   18,300
                                                                        -------
Gold Mining - 3.9%
       400                         Newmont Mining Corp.                  15,100
                                                                        -------
Natural Gas
Diversified - 5.4%
       600                         Enron Corp.                           20,625
                                                                        -------

                       See Notes to Financial Statements

WORLDWIDE HARD ASSETS FUND
INVESTMENT PORTFOLIO (Continued)
OCTOBER 31, 1995
(Unaudited)

NO. OF SHARES                      COMMON STOCK                 VALUE (NOTE 1)
--------------------------------------------------------------------------------
Oil and Gas Exploration - 5.5%
     200                           Apache Corp.                        $  5,100
     250                           Cairn Energy USA, Inc.                 3,000
     200                           Union Pacific Resources Group Inc.     4,550
     500                           United Meridian Corp.                  8,438
                                                                       --------
                                                                         21,088
                                                                       --------
Oil Integrated International - 6.0%
     300                           Exxon Corp.                           22,913
                                                                       --------
Oil/Gas Equipment and Services - 5.6%
   1,000                           Ensco Interational Inc.               16,875
     200                           Weatherford Enterra Inc.               4,825
                                                                       --------
                                                                         21,700
                                                                       --------
Paper and Forest Products - 11.2%
     500                           Bowater Inc.                          22,125
     400                           Champion International Corp.          21,400
                                                                       --------
                                                                         43,525
                                                                       --------
Real Estate Investment Trust - 22.5%
   1,000                           Avalon Properties Inc.                19,500
   1,000                           First Industrial Realty Trust, Inc.   20,375
   1,000                           Patriot American Hospitality Inc.     24,375
   1,200                           Security Capital Industrial Trust     19,650
     150                           Wellsford Residential Property Trust   2,961
                                                                       --------
                                                                         86,861
                                                                       --------
                                                                        250,112
                                                                       --------

Total Common                                                           $385,011
                                                                       ========
Stock - 100% (Cost $403,510)

Glossary:
ADR- American Depository Receipt
GDS- Global Depository Shares


                       See Notes to Financial Statements.

WORLDWIDE HARD ASSETS FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

Assets:
Investments at value (identified cost, $403,510) (Note 1)              $385,011
Cash                                                                    178,900
Receivables:
  Capital shares sold                                                        91
  Interest                                                                  180
Receivable from Advisor                                                   2,173
Deferred organization expenses                                            4,561
                                                                       --------
    Total assets                                                        570,916
                                                                       --------
Liabilities:
Payables:
  Capital stock redeemed                                                 10,049
  Accounts payable                                                        6,734
                                                                       --------
Total liabilities                                                        16,783
                                                                       --------
Net Assets (Equivalent to $9.68 per share on
57,252 shares of beneficial interest outstanding with an
unlimited number of $.001 par value shares authorized)                 $554,133
                                                                       ========
Net assets consists of:
  Aggregate paid in capital                                            $571,559
  Unrealized depreciation of investments                               (18,499)
  Undistributed net investment income                                       348
  Cumulative realized gains                                                 725
                                                                       --------
                                                                       $554,133
                                                                       ========

                       See Notes to Financial Statements.

WORLDWIDE HARD ASSETS FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM AUGUST 19, 1995 (COMMENCEMENT OF OPERATIONS
TO OCTOBER 31, 1995

INTEREST INCOME (NOTE 1)                                                   $320
EXPENSES:
Management (Note 2)                                           $   800
Professional                                                    1,708
Amortization of organizational expenses (Note 1)                  180
Other                                                             285
                                                              -------
    Total expenses                                              2,973
    Expenses assumed by the advisor (Note 2)                   (2,973)        0
                                                                       --------
    Net investment income                                                   320
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 3)
Realized gain from security transactions
(excluding short-term securities):
Proceeds from sales                                            60,440
Cost of securities sold                                        59,715
                                                              -------
  Realized gain                                                             725
Realized gain from foreign currency transactions                             28
Unrealized depreciation of investments:
  Beginning of period                                               0
  End of period                                               (18,499)
     Change in unrealized depreciation                                  (18,499)
                                                                       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(17,426)
                                                                       ========

                       See Notes to Financial Statements.

WORLDWIDE HARD ASSETS FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM AUGUST 19, 1995 (COMMENCEMENT OF OPERATIONS
TO OCTOBER 31, 1995

INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income                                                 $     320
Realized gain from security transactions                                    725
Realized gain from foreign currency transactions                             28
Change in unrealzied depreciation of investments                        (18,499)
                                                                      ----------
  Decrease in net assets resulting from operations                      (17,426)
                                                                      ----------
Capital share transactions*:
  Net proceeds from sales of shares                                     571,559
  Cost of shares reacquired                                                 --
                                                                      ----------
    Increase in net assets resulting from capital share transactions    571,559
                                                                      ----------
Total increase in net assets                                            554,133
NET ASSETS:
Beginning of period                                                          --
                                                                      ----------
End of period                                                          $554,133
                                                                      ==========
*SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED
Shares sold                                                              57,252

Shares reacquired                                                            --
                                                                      ----------
Net increase                                                             57,252
                                                                      ==========
                       See Notes to Financial Statements.

WORLDWIDE HARD ASSETS FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                FOR THE PERIOD
                                                              AUGUST 19, 1995(A)
                                                                      TO
                                                               OCTOBER 31, 1995
                                                               -----------------
Net Asset Value, Beginning of Period                                     $10.00
                                                                        -------
  Income From Investment Operations:
  Net Investment Income                                                    0.01
  Net Losses on Securities (both realized and unrealized)                 (0.33)
                                                                         ------
    Total From Investment Operations                                      (0.32)
                                                                         ------
Net Asset Value, End of Period                                            $9.68
                                                                         ======
Total Return (b)                                                          -3.20
--------------------------------------------------------------------------------
Ratios/Supplementary Data
Net Assets, End of Period (000)                                            $554
Ratio of Expenses to Average Net Assets (c)                               0.00%
Ratio of Net Income to Average Net Assets (d)                             0.40%
Portfolio Turnover Rate                                                  16.76%

(a) Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period. Total return for the period ended October 31, 1995 was not annualized.
(c) Had the advisor not reimbursed expenses, the expense ratio for the period August 19, 1995 (commencement of operations) to October 31, 1995 would have been 3.72%. (d) Annualized.

                       See Notes to Financial Statements.

WORLDWIDE HARD ASSETS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Note 1-Significant Accounting Policies:

Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies consistently followed by the Worldwide Hard Assets Fund series, a non-diversified fund (the "Fund") of the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation-Securities traded on national exchanges and traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations are valued at cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. Federal income taxes-It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Currency Translation-Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. Dollars at the mean of the quoted bid and asked prices of such currencies on the last business day of the period. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. Recognized gains or losses on security transactions attributable to foreign currency fluctuations are recorded as net realized gains and losses on investments. The portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

D. Other-Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned.

E. Deferred organization costs will be amortized over a period not exceeding five years.

WORLDWIDE HARD ASSETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Note 2-Van Eck Associates Corporation (the "Advisor") earns fees for investment management and advisory services. The fee is based on an annual rate of 1% of average daily net assets. For the period ended October 31, 1995, Van Eck Associates Corporation agreed to waive its management fees and assume all expenses of the Fund. Certain of the officers and trustees of the Trust are officers, directors or stockholders of Van Eck Associates Corporation and Van Eck Securities Corporation. As of October 31, 1995 Van Eck Associates Corporation owned 87.33% of the outstanding shares of the Fund.

Note 3-Purchases of securities other than short-term obligations aggregated $463,225 for the period ended October 31, 1995. For federal income tax purposes the identified cost of investments owned at April 30, 1995 was $403,510. As of October 31, 1995 net unrealized depreciation for federal income tax purposes aggregated $18,499 of which $7,983 related to appreciated securities and $26,482 related to depreciated securities.

--------------------------------------------------------------------------------

                                   WORLDWIDE
                                INSURANCE TRUST

                                OCTOBER 31, 1995

                                     VAN ECK
                            -----------------------
                                    WORLDWIDE
                            -----------------------
                                    BALANCED
                            -----------------------
                                      FUND
                            -----------------------
                                   SEMI-ANNUAL
                            -----------------------
                                     REPORT


                                     [LOGO]

--------------------------------------------------------------------------------

WORLDWIDE BALANCED FUND
INVESTMENT PORTFOLIO
OCTOBER 31, 1995 (UNAUDITED)

               NO. OF SHARES            COMMON STOCK              VALUE (NOTE 1)
--------------------------------------------------------------------------------
NETHERLANDS:                 9.8%
                    50                  Philips Electronics N.V          $1,931
SWEDEN:                     14.0%
                   100                  Kinnevik AB 'B'                   2,775
UNITED KINGDOM:             28.3%
                   500                  British Aerospace PLC             5,605
UNITED STATES:              47.9%
                    50                  Intel Corporation                 3,494
                    50                  Sunamerica, Inc.                  3,113
                    50                  The Walt Disney Company           2,881
                                                                      ----------
                                                                          9,488
                                                                      ----------
TOTAL COMMON STOCK: 100.0% (Cost: $20,418)                              $19,799
                                                                      ----------

SUMMARY OF INVESTMENTS                                                  % OF
BY INDUSTRY                                                           PORTFOLIO
----------------------                                                ---------
Aerospace & Defense                                                     28.3%
Diversified Holdings                                                    14.0%
Electronics                                                              9.8%
Entertainment & Leisure                                                 14.6%
Financial Services                                                      15.7%
Semiconductors                                                          17.6%
                                                                       -----
                                                                       100.0%
                                                                       =====

                       See Notes to Financial Statements.

WORLDWIDE BALANCED FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
October 31, 1995

Assets:
Investments at value (identified cost, $20,418)                       $  19,799
Cash                                                                    127,276
Receivable from Advisor                                                  15,692
Deferred  organizational expenses (Note 1)                                3,778
                                                                       --------
    Total assets                                                        166,545
                                                                       --------

Liabilities:
Deferred  organizational  costs payable                                   4,560
Accounts  payable                                                        10,002
                                                                       --------
    Total liabilities                                                    14,562
                                                                       --------
Net Assets
(Equivalent to $9.96 per share on  15,259
shares of beneficial interest outstanding with an unlimited number of $.001 par value shares authorized)


                                                                      $ 151,983
Net assets consist of:                                                ==========

  Aggregate paid in capital                                           $ 152,595
  Unrealized depreciation of investments                                   (619)
  Undistributed net investment income                                         7
                                                                      ---------
                                                                      $ 151,983
                                                                      =========
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

WORLDWIDE BALANCED FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1995

Investment Income (Note 1):
Dividend Income                                                         $     7

Expenses:
Management (Note 2)                                     $   210
Administrative (Note 2)                                      70
Custodian                                                 3,124
Professional                                              4,033
Amortization of deferred organizational                     460
expenses (Note 1)
Other                                                     1,008
                                                         ------
Total expenses                                            8,905
Expenses assumed by the advisor (Note 2)                 (8,905)              0
                                                         ------         -------
Net investment income                                                         7


Change in unrealized depreciation of investments:
Beginning of period                                          0
End of period                                             (619)
                                                        -------
Change in unrealized depreciation                                          (619)
                                                                        -------

Net Decrease in Net Assets Resulting from Operations                    $  (612)
                                                                        ========
                       See Notes to Financial Statements.

WORLDWIDE BALANCED FUND
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS    FOR THE PERIOD
                                                  ENDING OCTOBER   DECEMBER 23,
                                                     31, 1995      1994 TO APRIL
                                                   (UNAUDITED)       30, 1995
                                                  --------------  --------------
Increase in Net Assets:
 OPERATIONS:
  Net Investment Income                               $       7        $      0
  Change in unrealized depreciation
   of investments                                          (619)              0
                                                      ---------        --------
  Decrease in net assets resulting  from operations        (612)              0
                                                      ---------        --------
 CAPITAL SHARE TRANSACTIONS*:
  Net proceeds from sales of shares                     182,583          20,864

  Cost of shares reacquired                             (44,194)        (11,658)
                                                      ---------        --------
 Increase in net assets resulting
  from capital share transactions                       138,389           9,206
                                                      ---------        --------
 Total increase in  net assets                          137,777           9,206

 NET ASSETS:
  Beginning of period                                    14,206           5,000
                                                      ---------        --------
  End of period                                       $ 151,983        $ 14,206
                                                      =========        ========
*Shares of Beneficial Interest

 Issued and Redeemed
 Shares sold                                             18,258           2,586
 Shares reacquired                                       (4,420)         (1,165)
                                                      ---------        --------
 Net increase                                            13,838           1,421
                                                      =========        ========
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

WORLDWIDE BALANCED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                     FOR THE           FOR THE
                                                   PERIOD FROM       PERIOD FROM
                                                   MAY 1, 1995      DECEMBER 23,
                                                  TO OCTOBER 31,      1994+ TO
                                                      1995            APRIL 30,
                                                   (UNAUDITED)          1995
                                                  --------------    ------------
Net Asset Value, Beginning of Period               $     10.00      $     10.00
                                                   -----------      -----------
Income From Investment Operations:
  Net Investment Income                                   0.00             0.00
  Net Unrealized Losses on Securities                    (0.04)            0.00
                                                   -----------      -----------
Total From Investment Operations                         (0.04)            0.00
                                                   -----------      -----------
Net Asset Value, End of Period                     $      9.96      $     10.00
                                                   ===========      ============
Total Return (a)                                        -0.40%            0.00%
--------------------------------------------------------------------------------
Ratios/Supplementary Data
Net Assets, End of Period (000)                         $ 152          $  14
Ratio of Expenses to Average Net Assets                 0.00%(b)       0.00%(b)
Ratio of Net Income to Average Net Assets               0.03%(c)       0.00%
Portfolio Turnover Rate                                 0.00%          0.00%
----------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and a redemption on the last day of the period.
(b) Had the advisor not reimbursed expenses, the unannualized expense ratios would have been 16.07% and 78.40%, respectively.
(c) Annualized.
+ Commencement of operations.
                       See Notes to Financial Statements.

WORLDWIDE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Note 1-Significant Accounting Policies:

Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies consistently followed by the Worldwide Balanced Fund series, a non-diversified fund (the "Fund") of the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation-Securities traded on national exchanges and traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations are valued at cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. Federal income taxes-It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Currency Translation-Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. Dollars at the mean of the quoted bid and asked prices of such currencies on the last business day of the period. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. Recognized gains or losses on security transactions attributable to foreign currency fluctuations are recorded as net realized gains and losses on investments. The portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

D. Other-Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned.

E. Deferred organization costs will be amortized over a period not exceeding five years.

WORLDWIDE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Note 2-Van Eck Associates Corporation (the "Advisor") earns fees for investment management and advisory services. The fee is based on an annual rate of .75 of 1% of average daily net assets. Van Eck Associates Corporation also earns fees for accounting and administrative services. The fee is based on an annual rate of .25 of 1% of the Fund's average daily net assets. Fiduciary International, Inc., the sub-investment advisor, earns fees for investment management. The fee is based on an annual rate of .50 of 1% of the Fund's average daily net assets and is paid by the Advisor from the advisory fees it receives from the Fund. The sub-investment advisor waived its fee for the six months ended October 31, 1995. Van Eck Associates Corporation agreed to waive its management fees and administrative fees. Certain of the officers and trustees of the Trust are officers, directors or stockholders of Van Eck Associates Corporation and Van Eck Securities Corporation.

Note 3-Purchases of securities other than short-term obligations aggregated $20,417 for the six months ended October 31, 1995. For federal income tax purposes the identified cost of investments owned at October 31, 1995 was $20,417. As of October 31, 1995 net unrealized depreciation for federal income tax purposes aggregated $619 of which $375 related to appreciated securities and $994 related to depreciated securities.

Note 4-The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and consideration not typically associated with investing in U.S. issuers. These risks include re-evaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

--------------------------------------------------------------------------------

                                   WORLDWIDE
                                INSURANCE TRUST

                                OCTOBER 31, 1995

                                     VAN ECK
                            -----------------------
                                    WORLDWIDE
                            -----------------------
                                      BOND
                            -----------------------
                                      FUND
                            -----------------------
                                   SEMI-ANNUAL
                            -----------------------
                                     REPORT


                                     [LOGO]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Van Eck Worldwide Bond Fund
                     -------------------------------------
                       October 31, 1995 Semi-Annual Report

Dear Fellow Shareholder:

During the past six months (since April 30), most world bond markets have rallied as both U.S. and European interest rates stabilized and investors began to expect lower rates. The dollar hit record lows in April against both the Japanese yen and the German mark but has since rebounded back to beginning-of-the-year levels. The Worldwide Bond Fund had a total return of 3.2% during this period.* The Fund benefited from the bond rally, although short-term strength in the dollar dampened performance somewhat.

Among the strongest performing bond markets over the last six months were the U.S. and the peripheral European markets, such as Italy and Spain. The Fund's U.S. bond position was increased from about 20% of the portfolio to over 35% during the last six months. Also benefiting performance, positions in Italy and Spain were significantly augmented in April when these bonds finally appeared undervalued, after lagging the core European markets' upturn earlier in the year. Since that time, the peripheral market holdings have again been lowered as our long-term confidence remains with the core bond markets such as Germany.

After a rally in French bonds on expectations of a more sound fiscal budget, we liquidated the French bond position in September when the final budget turned out disappointing, raising questions over whether France could meet the guidelines of the European Economic Community and putting downward pressure on the franc.

Your portfolio has remained very underweighted in Japanese bonds, beginning the period at about 6% of assets and then declining again to approximately 3% at October 31. Very low interest rates and credit risk due to the continuing Japanese financial and real estate crisis continue to make the Japanese market unattractive relative to other bond markets. Japanese bonds were down 13.2% in U.S. dollar terms for the six-month period.

Fund returns were reduced somewhat due to a recent U.S. dollar rally that was particularly strong in July and August, but has leveled off since that time. Long-term, we believe that the U.S. stock market is overvalued at current levels and that recent highs are largely the result of an influx of foreign capital. In our opinion, these levels will not be maintained, and foreign investors will begin selling U.S. securities. When this happens, the dollar will decline versus other currencies. Thus, our currency position has been heavily weighted to foreign core currencies, such as the German mark, the Swiss franc and the Japanese yen, in anticipation of dollar weakness.

Looking forward, we believe a declining dollar and a possible lowering of both key European and U.S. interest rates should have a positive effect on Fund performance.

Madis Senner
Portfolio  Manager

November 15, 1995

*Average annual returns on the Fund for the 1-year, 5-year and life (9/1/89) periods ended 10/31/95 were 15.0%, 6.9% and 7.3%, respectively. Performance does not take variable annuity/life fees and expenses into account.

This report must be accompanied or preceded by a Van Eck Worldwide Insurance Trust Prospectus which includes more complete information such as charges and expenses and the risks associated with international investing including currency fluctuations or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus before investing.

--------------------------------------------------------------------------------

WORLDWIDE BOND FUND
INVESTMENT PORTFOLIO (UNAUDITED)
OCTOBER 31, 1995

 BONDS AND NOTES                                PRINCIPAL AMOUNT  VALUE (NOTE 1)
--------------------------------------------------------------------------------
 GERMANY-14.5%
 Bundesrepublik  Deutschland
 6.25% due 1-04-24                               DEM   4,000,000   $  2,512,255
 7.375% due 1-03-05                                    6,000,000      4,518,436
 7.50% due 11-11-04                                    9,000,000      6,832,646
 World Bank
 6.125% due 9-27-02                                    4,420,000      3,137,650
                                                                   ------------
                                                                     17,000,987
 IRELAND-1.1%
 Irish Government Treasury Bond
 6.25% due 10-18-04                              IEP     890,000      1,275,180
                                                                   ------------
 JAPAN-3.1%
 Japanese Government
 4.20% due 9-21-15                               JPY 338,500,000      3,594,625
                                                                   ------------
 NETHERLANDS-5.7%
 Netherlands Government
 6.75% due 2-15-99                               NLG  10,000,000      6,646,090
                                                                   ------------
 NEW ZEALAND-4.9%
 New Zealand Government
 8.0% due 11-15-06                               NZD   8,300,000      5,787,757
                                                                   ------------
 SPAIN-2.1%
 Kingdom of Spain
 7.40% due 7-30-99                               ESP 335,000,000      2,501,080
                                                                   ------------
 UNITED STATES-33.1%
 U.S. Treasury Notes
*5.625% due 1-31-98                              USD   6,000,000      5,994,378
*5.75% due 10-31-00                                    2,400,000      2,393,626
*5.875% due 8-15-98                                   11,800,000     11,855,318
*6.50% due 8-15-05                                    11,200,000     11,607,438
*7.125% due 9-30-99                                    6,700,000      7,007,792
                                                                   ------------
                                                                     38,858,552

 Total Bonds and Notes: 64.5% (Cost: $74,241,732)                    75,664,271
                                                                   ------------

See Notes to Financial Statements.

WORLDWIDE BOND FUND
INVESTMENT PORTFOLIO (CONTINUED)

 SHORT-TERM OBLIGATIONS                         PRINCIPAL AMOUNT  VALUE (NOTE 1)
--------------------------------------------------------------------------------
 EUROPEAN CURRENCY UNIT-0.7%
 BANCA COMMERCIALE ITALIANA TIME DEPOSIT
 5.625% due 11-07-95                            ECU       613,069  $    797,450
                                                                   ------------
 ITALY-3.5%
 BANCA COMMERCIALE ITALIANA TIME DEPOSIT
 10.375% due 11-07-95                           ITL 6,629,033,192     4,166,582
                                                                   ------------
 UNITED STATES-31.3%
 G.E. COMPANY COMMERCIAL PAPER
 Interest Yield 5.68% due 11-01-95              USD     3,684,000     3,684,000

 U.S. TREASURY BILLS
 Interest Yield 5.15% due 11-09-95                      4,000,000     3,995,484
 Interest Yield 4.99% due 11-02-95                     29,000,000    28,996,037
                                                                   ------------
                                                                     36,675,521
                                                                   ------------

 Total ShortTerm Obligations: 35.5% (Cost: $41,629,898)              41,639,553
                                                                   ------------
 Total Investments: 100% (Cost $115,871,630)                      $ 117,303,824
                                                                  =============

*  These securities are segregated for forward currency contracts.

See Notes to Financial Statements.

WORLDWIDE BOND FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995

Assets:
Investments at value (identified cost,
$115,871,630 ) (Note 1)                                           $ 117,303,824

Cash initial margin deposit (Note 5)                                     94,000
Receivables:
 Capital shares sold                                                      4,163
 Interest                                                             1,958,977
Other Assets                                                             10,516
Open forward currency contracts (Note 4)                                614,981
                                                                  -------------
     Total assets                                                   119,986,461
                                                                  -------------
Liabilities:
Payables:
 Due to custodian                                                    10,524,084
 Capital stock redeemed                                                 292,184
 Dividends                                                            2,031,824
 Open forward currency contracts (Note 4)                               823,936
 Due to brokervariation margin (Note 5)                                  53,385
 Management fee                                                         103,815
 Accounts payable                                                        47,205
                                                                  -------------
     Total liabilities                                               13,876,433
                                                                  -------------
Net Assets (Equivalent to $11.00 per share on
 9,649,168 shares of beneficial interest
outstanding with an unlimited number of
 $.001 par value shares authorized)                               $ 106,110,028
                                                                  =============
Net assets consist of:
 Aggregate paid in capital                                        $ 106,898,630
 Unrealized appreciation of investments,
  futures,  forward contracts and foreign currenc                     1,434,798
 Undistributed net investment income                                  1,019,374
 Cumulative realized losses                                          (3,242,774)
                                                                  -------------
                                                                  $ 106,110,028
                                                                  =============
--------------------------------------------------------------------------------
See Notes to Financial Statements.

WORLDWIDE BOND FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED OCTOBER 31, 1995

Interest Income (Note 1)                                           $  3,608,521
Expenses:
Management (Note 2)                               $    442,266
Administrative (Note 2)                                 31,671
Custodian                                               24,050
Professional                                            11,522
Trustees fees and expenses                               1,035
Printing                                                 7,311
Other                                                   14,844
                                                  ------------
     Total expenses                                                     532,699
                                                                   ------------
     Net investment income                                            3,075,822

Realized and Unrealized Gain (Loss)
 on Investments (Note 3):
Realized loss from futures contracts and options                       (326,252)
Realized gain from security transactions
 (excluding shortterm securities):
 Proceeds from sales                                72,166,235
 Cost of securities sold                            71,177,400
                                                  ------------
     Realized gain                                                      988,835
Realized gain from foreign currency transactions                      3,848,257
Unrealized appreciation
 of investments:
 Beginning of period                                 1,041,750
 End of period                                       1,432,194
                                                  ------------
     Change in unrealized appreciation                                  390,444
Unrealized appreciation/ (depreciation) of
 foreign currency receivables and payables:
 Beginning of period                                   (92,323)
 End of period                                             328
                                                  ------------
     Change in unrealized appreciation/(depreciation)
      of foreign currency receivables and payables                       92,651

Unrealized appreciation (depreciation) of forward
 currency contracts:
 Beginning of period                                 4,377,878
 End of period                                        (208,956)
                                                  ------------

     Change in unrealized  appreciation (depreciation)
      of forward currency contracts                                  (4,586,834)
Unrealized appreciation (depreciation) of futures
 contracts:
 Beginning of period                                    (4,120)
 End of period (Note 5)                                211,232
                                                  ------------
    Change in unrealized appreciation (depreciation)
     of futures contracts                                               215,352
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $  3,698,275
                                                                   ============

See Notes to Financial Statements.

WORLDWIDE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS         YEAR
                                                      ENDED           ENDED
                                                    OCTOBER 31,      APRIL 30,
                                                       1995            1995
                                                   ------------      ---------
Increase (Decrease) in Net Assets:
 Operations:
  Net investment income                           $   3,075,822   $   5,334,326
  Realized gain (loss) from futures
   contracts and options                               (326,252)        100,699
  Realized gain (loss) from security
   transactions                                         988,835      (1,882,784)
  Realized gain (loss) from foreign
   currency transactions                              3,848,257        (846,176)
  Change in unrealized appreciation/(depreciation)
   of investments                                       390,444       4,765,944
  Change in unrealized appreciation/(depreciation)
   of foreign currency receivables and payables          92,651        (103,343)
  Change in unrealized appreciation (depreciation)
   of forward currency contracts                     (4,586,834)      4,609,754
  Change in unrealized appreciation/(depreciation)
   of futures contracts                                 215,352            (370)
                                                  -------------   -------------
  Increase in net assets
   resulting from operations                          3,698,275      11,978,050
                                                  -------------   -------------
Dividends to shareholders from:
  Net investment income                              (8,098,367)       (342,078)
                                                  -------------   -------------
Capital share transactions*:
  Net proceeds from sales of shares                  33,616,470      45,886,052
  Reinvestment of dividends                           6,066,543         342,078
                                                  -------------   -------------
                                                     39,683,013      46,228,130
  Cost of shares reacquired                         (42,638,809)    (25,306,443)
                                                  -------------   -------------
  Increase (decrease) in net assets resulting
   from capital share transactions                   (2,955,796)     20,921,687
                                                  -------------   -------------
   Total increase (decrease) in net assets           (7,355,888)     32,557,659
Net Assets:

  Beginning of period                               113,465,916      80,908,257
                                                  -------------   -------------
  End of period (including undistributed net
   investment income of $1,019,374 and
   $1,667,825, respectively)                      $ 106,110,028   $ 113,465,916
                                                  =============   =============
*Shares of Beneficial Interest

 Issued and Redeemed
 Shares sold                                          3,016,701       4,223,715
 Reinvestment of dividends                              546,044          34,484
                                                  -------------   -------------
                                                  .   3,562,745       4,258,199
 Shares reacquired                                   (3,815,420)     (2,409,229)
                                                  -------------   -------------
 Net increase (decrease)                               (252,675)      1,848,970
                                                  =============   =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

WORLDWIDE BOND FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                        SIX MONTHS
                                          ENDED
                                       OCTOBER 31,                       YEAR ENDED APRIL 30,
                                          1995      -------------------------------------------------------------
                                       (UNAUDITED)   1995       1994       1993       1992       1991       1990+
                                       -----------   ----       ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period     $11.46     $10.05     $10.62     $11.57     $10.82     $10.10     $10.00
                                         ------     ------     ------     ------     ------     ------     ------
  Income From Investment Operations:
  Net Investment Income                    0.30       0.68 *     0.63       0.81       0.62       1.03       0.26
  Net Gains ( Losses) on Securities
   (both realized and unrealized)          0.06       0.77      (0.37)     (0.75)      0.67       0.19      (0.16)
                                         ------     ------     ------     ------     ------     ------     ------
   Total From Investment Operations        0.36       1.45       0.26       0.06       1.29       1.22       0.10
                                         ------     ------     ------     ------     ------     ------     ------

  Less Distributions:
  Dividends from net investment income    (0.82)     (0.04)     (0.72)     (0.83)     (0.53)     (0.50)       --
  Distributions from capital gains          --         --       (0.11)     (0.18)     (0.01)        --        --
                                         ------     ------     ------     ------     ------     ------     ------
  Total Distributions                     (0.82)     (0.04)     (0.83)     (1.01)     (0.54)     (0.50)      0.00
                                         ------     ------     ------     ------     ------     ------     ------
Net Asset Value, End of Period           $11.00     $11.46     $10.05     $10.62     $11.57     $10.82     $10.10
                                         ======     ======     ======     ======     ======     ======     ======
Total Return (a)                           3.19%     14.51%      2.49%      0.38%     12.21%     12.37%      1.00%
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplementary Data

Net Assets, End of Period (000)        $106,110   $113,466    $80,908    $66,035    $40,930    $15,046      $2,237
Ratio of Expenses to Average Net
Assets (b)                                0.96%(d)   0.98%(c)   0.93%       1.01%      1.05%      0.50%       0.00%
Ratio of Net Income to Average
Net Assets                                5.54%(d)   6.24%      6.47%       8.47%      8.55%      9.75%       9.22%(d)
Portfolio Turnover Rate                 100.28     265.87      37.59      248.21     231.34%    341.01%      12.23%(d)

---------------

+ From September 1, 1989 (commencement of operations) to April 30, 1990.

(a)Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distribution of capital gains at net asset value during the year and a redemption on the last day of the period. Total return for the period ended April 30, 1990 was not annualized.

(b) Had the advisor not reimbursed expenses, the expense ratio for the year ended April 30, 1991 and for the period September 1, 1989 (commencement of operations) to April 30, 1990 would have been 1.14% and 2.80%, respectively.

(c) Ratio would have been 0.99% had there not been a directed brokerage arrangement.

(d) Annualized.

* Based on average shares outstanding.

See Notes to Financial Statements.

WORLDWIDE BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Note 1-Significant Accounting Policies:

Van Eck Worldwide Insurance Trust (the "Trust"), formerly the Van Eck Investment Trust, organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies consistently followed by the Worldwide Bond Fund, a non-diversified series, (the "Fund") of the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation-Securities traded on national exchanges and traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at cost which with accrued interest approximates value. Futures are valued using the closing price reported at the close of the Chicago Board of Trade. Forward currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. Federal income taxes-It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Currency Translation-Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. Dollars at the mean of the quoted bid and asked prices of such currencies on the last business day of the period. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets and liabilities are recorded as net realized gains and losses from foreign currency transactions.

WORLDWIDE BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

D. Dividends and Distributions-Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

E. Other-Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned.

Note 2-Van Eck Associates Corporation earned fees of $442,266 for the six months ended October 31, 1995 for investment management and advisory services. The fee is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% on the excess over $750 million. For the period May 1, 1995 to September 28, 1995 the fee was based on an annual rate of .75 of 1% of the first $500 million of average daily net assets, .65 of 1% on the next $250 million and .50 of 1% in excess of $750 million. In accordance with the advisory agreement, the Fund reimbursed Van Eck Associates Corporation $31,671 for costs incurred in connection with certain administrative and accounting functions. Certain of the officers and trustees of the Trust are officers, directors or stockholders of Van Eck Associates Corporation and Van Eck Securities Corporation.

Note  3-Purchases of securities  other than  short-term  obligations  aggregated
$78,208,795 for the six months ended October 31, 1995. For federal income tax purposes the identified cost of investments owned at October 31, 1995 was $115,871,630. As of October 31, 1995 net unrealized appreciation for federal income tax purposes aggregated $1,432,194 of which $1,538,545 related to appreciated securities and $106,351 related to depreciated securities. At April 30, 1995, the Fund had a capital loss carry forward available to offset future capital gains expiring April 30, 2003 in the amount of $2,190,883.

WORLDWIDE BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Note 4-At October 31, 1995, the Fund had outstanding forward currency contracts:

FOREIGN CURRENCY BUY CONTRACTS:

                                                                    UNREALIZED
                                    VALUE AT                       APPRECIATION
CONTRACTS                       SETTLEMENT DATE     CURRENT VALUE (DEPRECIATION)
---------                       ---------------     ----------------------------
CAD 10,740,152
expiring 12/20/95                 $ 7,899,959       $ 7,996,936      $  96,977
CHF 11,711,508
expiring 12/20/95                 $ 9,865,924       $10,367,255      $ 501,331
DEM 19,128,173
expiring 12/20/95                 $13,434,185       $13,624,217      $ 190,032
FRF 16, 038,357
expiring 12/20/95                 $ 3,271,799       $ 3,281,259      $   9,460
GBP 1,580,313
expiring 12/20/95                 $ 2,438,107       $ 2,495,867      $  57,760
JPY 1,998,368,828
expiring 12/20/95                 $19,965,218       $19,724,638     ($ 240,580)
                                                                     ---------
                                                                     $ 614,980
                                                                     ---------
FOREIGN CURRENCY SALE CONTRACTS:
CAD 17,331,382
expiring 12/20/95                 $12,649,453       $12,905,508      ($256,055)
DEM 10,189, 875
expiring 12/20/95                 $ 7,196,239       $ 7,257,832      ($ 61,593)
FRF 16,038,357
expiring 12/20/95                 $ 3,134,451       $ 3,281,259      ($146,808)
IEP 754,196
expiring 12/20/95                 $ 1,190,121       $ 1,223,055      ($ 32,934)
NLG 10,282,375
expiring 12/20/95                 $ 6,201,674       $ 6,528,220      ($326,546)
                                                                     ---------
                                                                     ($823,936)
                                                                     ---------
                                                                     ($208,956)
                                                                     =========

WORLDWIDE BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Fund may incur additional risk from investments in forward currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar.

Note 5-. In connection with the trading of futures contracts, the Fund is required to deposit cash equal to a certain percentage of the contract amount. In the remote chance the broker cannot fulfill its obligation, the Fund could lose it's initial margin deposit. Subsequent payments are made or received each day dependent on the daily fluctuations in the value of the underlying securities. Risks may be caused by an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates.


                               NUMBER OF          CONTRACT           UNREALIZED
FUTURES CONTRACTS              CONTRACTS            VALUE           APPRECIATION
-----------------              ---------            -----           ------------
Long
U.S. Treasury Bond
Futures expiring 12/19/95         47             $5,501,938           $211,232

Note 6-An income dividend of $.21 a share was paid on November 3, 1995 to shareholders of record on October 30, 1995, with a reinvestment date of November 1, 1995.

--------------------------------------------------------------------------------

                                   WORLDWIDE
                                INSURANCE TRUST

                                OCTOBER 31, 1995

                                     VAN ECK
                            -----------------------
                                     GOLD &
                            -----------------------
                                     NATURAL
                            -----------------------
                                    RESOURCES
                            -----------------------
                                      FUND
                            -----------------------
                                   SEMI-ANNUAL
                            -----------------------
                                     REPORT


                                     [LOGO]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     Van Eck Gold & Natural Resources Fund
                     -------------------------------------
                       October 31, 1995 Semi-Annual Report


Dear Fellow Shareholder:

During the six month period from April 30 through October 31, the Fund generally maintained an investment position of 45-55% of its assets in gold mining shares, 15 to 20% in companies with diversified mining interests, 10-15% in oil and gas producing companies including oil servicing companies and 5-7% in agricultural related companies. Cash and equivalents averaged about 10% of net assets.

Gold continued to trade in a narrow range of $391.70-$380.25 an ounce during this period. The high point was established on June 19 possibly reflecting monetary instability in the wake of the adoption of more expansionary monetary policies by Germany and Japan to support the U.S. dollar. As currency conditions stabilized, gold and interest rates continued to decline. The gold price reached its low for the period on September 4 and then traded very narrowly to close at $382.50 on October 31.

Gold-mining shares generally rose through September with the South African shares performing particularly well during the summer months in anticipation of improved labor relations and a reasonable wage settlement. The Fund registered its month-end high on September 30 at $14.59 a share. Subsequently, the failure of gold to break out of its narrow trading range as well as reported tax-related selling by mutual funds depressed the gold share market and the Fund closed at $13.04 on October 31, down 2.6% for the period.*

Oil prices traded without trend throughout the period, but good demand and rising reserves generally contributed to improved operating results and apparently to good share performance of several of the Fund's energy holdings. Diversified mining companies for this period also experienced rising demand and generally good share performance. The Fund's investments in this area are concentrated in copper, nickel and aluminum industries.

Rising global food demand and low stockpiles of basic food commodities have led to rising agricultural prices and increased demand for fertilizer and seed products. This has materially benefited the agriculture-related securities in the portfolio, particularly those with proprietary products and superior technological skills.


Since the end of the reporting period there has been some upward pressure on the gold market. Demand has been increasingly exceeding new mine supply and only sales from existing holdings have made up the difference. Recently, tightness has appeared in the market and those wishing to borrow gold, for whatever purpose, have been forced to pay much higher than historical interest rates. So far this has carried gold only to near the upper end of its yearly trading range. Continued tightness in the cash market, however, combined with possible unexpected instability in currency markets could have a significant favorable effect on future gold prices.

Globally, there appears to be an effort to stimulate national economies by means of more expansionary monetary policies. As these policies take hold and with continuing economic growth in emerging market nations, we expect continued strong demand for a variety of natural resources which should benefit the gold as well as the resource components of the portfolio.

Henry J. Bingham
Portfolio Manager

December 6, 1995

*Average annual returns for the Fund for 1 year, 5 year and life (inception 9/89) periods ended 10/31/95 were -5.9%, 8.9% and 5.2%, respectively. These returns do not take variable insurance/life fees and expenses into account.

This report must be accompanied or preceded by a Van Eck Worldwide Insurance Trust Prospectus which includes more complete information such as charges and expenses and the risks associated with international investing including currency fluctuations or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus before investing.

--------------------------------------------------------------------------------

GOLD & NATURAL RESOURCES FUND
INVESTMENT PORTFOLIO
OCTOBER 31, 1995 (Unaudited)

NO. OF SHARES               SECURITIES(A)                         VALUE (NOTE 1)
--------------------------------------------------------------------------------

 Mining Shares-Large Capitalization:             61.1%

    50,000   Ashanti Goldfields Company Limited (GDS)               $    900,000
   180,000   Barrick Gold Corp.                                        4,162,500
   210,000   Battle Mountain Gold Company                              1,601,250
    30,000   Cameco Corp.                                                971,849
    40,000   Cyprus Amax  Minerals Company                             1,045,000
    60,000   Driefontein Consolidated Limited (ADR)                      660,000
   160,000   Echo Bay Mines Limited                                    1,440,000
     8,771   Echo Bay Finance Conv. Pfd.                                 243,409
    65,000   Free State Consolidated Gold Mines Limited                  613,438
    90,000   FreeportMcMoRan Copper & Gold Inc. (Class A)              2,058,750
   290,000   Hemlo Gold Mines Inc.                                     2,392,500
   250,000   Homestake Mining Company                                  3,843,750
   100,000   Impala Platinum Holdings Limited (ADR)                    2,018,750
    80,000   Kloof Gold Mining Company Limited (ADR)                     750,000
   550,000   Newcrest Mining Limited                                   2,259,130
   120,000   Newmont Gold Company                                      4,530,000
    20,000   Phelps Dodge Corporation                                  1,267,500
   200,000   Placer Dome Inc.                                          4,375,000
   500,000   Placer Pacific Limited                                      947,009
   542,200   Plutonic Resources Limited                                2,474,546
   600,000   Renison Goldfields Consolidated Limited                   2,519,272
    90,000   Rustenburg Platinum Holdings Limited                      1,597,500
   280,000   Santa Fe Pacific Gold Corporation                         2,765,000
   320,000   TVX Gold Inc.                                             2,080,000
   250,000   Teck Corporation (Class B)                                4,607,908
   205,000   Western Areas Gold Mining Company Limited                 2,844,375
    35,000   Western Deep Levels Limited (ADR)                           980,000
   850,000   Western Mining Corporation Holdings Limited               5,471,875
                                                                    ------------
                                                                      61,420,311
                                                                    ------------

Mining Shares-Medium Capitalization: 14.0%

   100,000   AgnicoEagle Mines Limited                                 1,100,000
   500,000   Ashton Mining Limited                                       627,536
   250,000   Beatrix Mines Limited (ADR)                               2,156,250
   100,000   Beatrix Mines Limited (ORD)                                 862,499
    60,000   Coeur d'Alene Mines Corporation                           1,012,500
   400,006   Delta Gold N. L                                             858,026
    90,000   Hecla Mining Company                                        663,750
   100,000   Magma Copper Company                                      1,675,000
   120,000   Miramar Mining Corporation                                  614,387
   145,000   North Flinders Mines Limited                                780,883
    90,000   Pegasus Gold Inc.                                           990,000
    17,400   PT Tambang Timah  (GDR)                                     208,104
   108,000   Rayrock Yellowknife Resources, Inc.                         804,289
   340,000   Sons of Gwalia Limited                                    1,681,036
                                                                    ------------
                                                                      14,034,260
                                                                    ------------
Mining Shares-Small Capitalization: 10.0%



   550,000   Australian Resources Limited                                472,743
   200,000   Emperor Mines                                               302,738
   115,000   First Mississippi Gold                                    2,357,500
   253,000   Great Central                                               515,751
   400,000   Namibian Minerals Corporation                               387,250
    80,000   Harmony Gold Mining Limited (ADR)                           690,000
   100,000   Rangold and Exploration Company Limited                     412,499
   400,000   Resolute Samantha Gold N.L                                  769,777
 1,000,000   St. Barbara Mines Limited                                   608,520
    54,000   St. Helena Gold                                             367,875
    42,000   Stillwater Mining Company                                   708,750
    40,000   The RTZ Corporation PLC (ADR)                             2,250,000
   200,000   Wiluna Mines                                                197,769
                                                                    ------------
                                                                      10,041,172
                                                                    ------------

                       See Notes to Financial Statements.

GOLD & NATURAL RESOURCES FUND
INVESTMENT PORTFOLIO (CONTINUED)

NO. OF SHARES               SECURITIES(A)                         VALUE (NOTE 1)
--------------------------------------------------------------------------------

Energy Source: 10.9%

    30,000   Halliburton Company                                      $1,245,000
    27,000   Helmerich & Payne                                           698,625
    19,000   Mobil Corporation                                         1,914,250
    60,000   Pinnacle Resources Limited                                  659,070
    80,000   Poco Petroleums Limited                                     513,851
    30,000   Renaissance Energy Limited                                  661,863
    18,000   Royal Dutch Petroleum Company                             2,211,750
    30,000   St. Mary Land and Exploration                               401,250
    18,000   Schlumberger Ltd.                                         1,120,500
    18,000   The British Petroleum Co. PLC (ADR)                       1,588,500
                                                                    ------------
                                                                      11,014,659
                                                                    ------------
Other Industries: 4.0%

    88,557   First Mississippi Corporation                             1,594,035
    50,000   Pioneer Hi-Bred International, Inc.                       2,481,263
                                                                    ------------
                                                                       4,075,298
                                                                    ------------
Total Investments: 100.0% (Cost: $90,362,824)                       $100,585,700
                                                                    ============
-----------------

(a) Unless otherwise indicated, securities owned are shares of common stock.



Glossary:

ADR-American Depository Receipt
GDR-Global Depository Receipt
GDS-Global Depository Shares
ORD-Ordinary Shares

DISTRIBUTION OF PORTFOLIO BY COUNTRY

October 31, 1995
                                                    PERCENT OF PORTFOLIO

Australia                                                    23.2%
Canada                                                       21.0%
Ghana                                                         0.9%
Indoneisa                                                     0.2%
Netherlands                                                   2.2%
South Africa                                                 13.9%
United Kingdom                                                3.8%
United States                                                34.8%
                                                            ------
                                                            100.0%
                                                            ======

                       See Notes to Financial Statements.

GOLD AND NATURAL RESOURCES FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
October 31, 1995

Assets:
Investments at value (identified cost, $90,362,824)                $100,585,700
Receivables:
  Securities sold                                                     2,715,897
  Capital shares sold                                                     2,838
  Dividends                                                              84,028

Other assets                                                             19,059
                                                                   ------------
    Total assets                                                    103,407,522
                                                                   ------------

Liabilities:
Payables:
  Due to custodian                                                    2,065,456
  Dividends payable                                                     540,380
  Capital shares repurchased                                            181,873
  Management  fee payable                                               103,815
  Accounts payable                                                       45,095
                                                                   ------------
    Total liabilities                                                 2,936,619
                                                                   ------------

Net Assets (Equivalent to $13.04 per share on
  7,705,980 shares of beneficial interest
  outstanding with an unlimited number of
  $.001 par value shares authorized)                               $100,470,903
                                                                   ============
Net assets consist of:
  Aggregate paid in capital                                         $91,402,500
  Unrealized appreciation of investments, forward
    currency contracts,  and foreign currency                        10,222,755
  Undistributed net investment income                                   155,406
  Cumulative realized losses                                         (1,309,758)
                                                                   ------------
                                                                   $100,470,903
                                                                   ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

GOLD AND NATURAL RESOURCES FUND
FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1995

Investment Income:
Income:
Dividends (less foreign taxes withheld of $112,213)                 $ 1,168,627
Interest                                                                236,305
                                                                    -----------
    Total income                                                      1,404,932

Expenses:
Management (Note 2)                             $    524,656
Administrative (Note 2)                               34,393
Custodian                                             27,222
Professional                                          12,908
Trustees fees and expenses                             2,902
Other                                                 19,899
                                                ------------
    Total expenses                                                      621,980
                                                                    -----------
Net investment income                                                   782,952

Realized and Unrealized Gain(Loss)
  on Investments (Note 3)
Realized gain from security transactions
  (excluding short-term securities):
  Proceeds from sales                             19,311,148
  Cost of securities sold                         19,025,679
                                                ------------
    Realized gain                                                       285,469

Realized loss from foreign currency transactions                         (5,579)

Unrealized depreciation of foreign currency
  receivables and payables:
Beginning of period                                     (359)
End of period                                           (121)
                                                ------------
    Change in unrealized depreciation of
      foreign currency receivables and payables                             238

Unrealized appreciation of investments:

  Beginning of period                             13,321,051
  End of period                                   10,222,876
                                                ------------
    Change in unrealized appreciation                                (3,098,175)
                                                                    -----------
Net Decrease in Net Assets
  Resulting from Operations                                         $(2,035,095)
                                                                    ===========

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

GOLD AND NATURAL RESOURCES FUND
STATEMENTS OF CHANGES IN NET  ASSETS
--------------------------------------------------------------------------------
                                                      SIX MONTHS          YEAR
                                                        ENDED            ENDED
                                                     OCTOBER 31,       APRIL 30,
                                                  1995 (UNAUDITED)        1995
                                                  ----------------    ----------
Increase/(Decrease)in Net Assets:
 Operations:
  Net investment income                           $     782,952   $     790,540
  Realized gain (loss) from
   security transactions                                285,469         (88,089)
  Realized gain (loss) from
   foreign currency transactions                         (5,579)         16,931
  Change in unrealized depreciation of
   foreign currency receivables and payables                238            (359)

  Change in unrealized appreciation
   of investments                                    (3,098,175)      1,006,585
                                                  -------------   -------------
  Increase (Decrease) in net assets                  (2,035,095)      1,725,608
   resulting from operations

  Dividends to shareholders from net
   investment income                                 (1,119,954)       (556,181)
                                                  -------------   -------------
                                                     (3,155,049)      1,169,427
                                                  -------------   -------------
  Capital share transactions*:
   Net proceeds from sales of shares                 83,165,179     215,198,706
   Reinvestment of dividends                            579,574         556,181
                                                  -------------   -------------
                                                     83,744,753     215,754,887
  Cost of shares reacquired                        (107,438,490)   (170,852,980)
                                                  -------------   -------------
  Increase (Decrease) in net assets
   resulting from capital share transactions        (23,693,737)     44,901,907
                                                  -------------   -------------
  Total increase (decrease) in net assets           (26,848,786)     46,071,334
Net Assets:
  Beginning of period                               127,319,689      81,248,355
                                                  -------------   -------------
End of period (including undistributed
  net investment income of $155,406 and
  $492,408, respectively)                         $ 100,470,903   $ 127,319,689
                                                  =============   =============

*Shares of Beneficial Interest
 Issued and Redeemed
 Shares sold                                          5,953,774      16,179,492
 Reinvestment of dividends                               43,414          40,771
                                                  -------------   -------------
                                                      5,997,188      16,220,263
 Shares reacquired                                   (7,729,594)    (12,979,210)
                                                  -------------   -------------
 Net increase (decrease)                             (1,732,406)      3,241,053
                                                  =============   =============

                         See Notes to Financial Statements.

GOLD AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS
                                              ENDED                             YEAR ENDED APRIL 30,
                                           OCTOBER 31,   --------------------------------------------------------------------
                                        1995 (UNAUDITED)   1995        1994        1993        1992        1991       1990+
                                        ----------------   ----        ----        ----        ----        ----       ----
Net Asset Value, Beginning of Period          $13.49      $13.11      $10.61      $ 8.25      $ 8.85      $ 9.51     $ 10.00
                                              ------      ------      ------      ------      ------      ------     -------
Income From Investment Operations:
Net Investment Income                           0.10        0.08        0.07        0.01        0.04        0.16        0.08
Net Gains or Losses on Securities (both
realized and unrealized)                       (0.42)       0.37        2.47        2.39       (0.53)      (0.69)      (0.57)
                                              ------      ------      ------      ------      ------      ------     -------
Total From Investment Operations               (0.32)       0.45        2.54        2.40       (0.49)      (0.53)      (0.49)
                                              ------      ------      ------      ------      ------      ------     -------
Less Distributions:
Dividends from net investment income           (0.13)      (0.07)      (0.04)      (0.04)      (0.11)      (0.13)         --
                                              ------      ------      ------      ------      ------      ------     -------
Total Distributions                            (0.13)      (0.07)      (0.04)      (0.04)      (0.11)      (0.13)         --
                                              ------      ------      ------      ------      ------      ------     -------
Net Asset Value, End of Period                $13.04      $13.49      $13.11      $10.61       $8.25       $8.85       $9.51
                                            ========    ========    ========    ========    ========    ========    ========
Total Return (a)                               2.38%       3.43%      23.96%      29.19%       5.62%       5.67%       4.90%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplementary Data
Net Assets, End of Period (000)              $100,471    $127,320    $81,248     $30,896      $9,836      $6,936     $3,660
Ratio of Expenses to Average
  Net Assets (b)                                0.94%*      0.96%      0.96%       1.61%       1.32%       0.52%          --
Ratio of Net Income to Average Net Assets       1.18%*      0.71%      0.64%       0.25%       0.60%       2.10%       2.46%*
Portfolio Turnover Rate                         3.86%      23.30%     15.84%      14.61%       0.48%      21.86%       5.09%*

----------
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period and a redemption on the last day of the period. Total return for the period ended
April 30, 1990 was not annualized.

(b) Had the advisor not reimbursed expenses, the expense ratio for the year ended April 30, 1991 and for the period
September 1, 1989 (commencement of operations) to April 30, 1990 would have been 1.21% and 1.87%, respectively.

*Annualized.

                       See Notes to Financial Statements.

GOLD AND NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
Note 1-Significant Accounting Policies:

Van Eck Worldwide Insurance Trust (the "Trust"), formerly the Van Eck Investment Trust, organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies consistently followed by the Gold and Natural Resources Fund series, a diversified fund (the "Fund"), of the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation-Securities traded on national exchanges and traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. Federal income taxes-It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Currency Translation-Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. Dollars at the mean of the quoted bid and asked prices of such currencies on the last business day of the period. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets and liabilities are recorded as net realized gains and losses from foreign currency transactions.

GOLD AND NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

D. Dividends and Distributions-Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

E. Other-Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned.

Note 2-Van Eck Associates Corporation earned fees of $524,656 for the six months ended October 31, 1995 for investment management and advisory services. The fee is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% in excess of $750 million. For the period May 1, 1995 to September 28, 1995 the fee was based on an annual rate of .75 of 1% of the first $500 million of average daily net assets, .65 of 1% on the next $250 million and .50 of 1% in excess of $750 million. In accordance with the advisory agreement, the Fund reimbursed Van Eck Associates Corporation $34,393 for costs incurred in connection with certain administrative and accounting functions. Certain of the officers and trustees of the Trust are officers, directors or stockholders of Van Eck Associates Corporation and Van Eck Securities Corporation.

Note  3-Purchases of securities  other than  short-term  obligations  aggregated
$4,636,923 for the six months ended October 31, 1995. For federal income tax purposes the identified cost of investments owned at October 31, 1995 was $90,362,824. As of October 31, 1995 net unrealized appreciation for federal income tax purposes aggregated $10,222,876 of which $18,148,957 related to appreciated securities and $7,926,081 related to depreciated securities. At April 30, 1995, the Fund had capital loss carry forwards available to offset future capital gains expiring April 30, 2001 and 2002 of $306,887 and $141,515, respectively.

GOLD AND NATURAL RESOURCES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
Note 4-The Fund may  purchase  securities  on foreign  exchanges.
Securities of foreign issuers involve special risks and consideration not typically associated with investing in U.S. issuers. These risks include re-evaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 5-An income dividend of $.07 a share was paid on November 3, 1995 to shareholders of record on October 30, 1995, with a reinvestment date of November 1, 1995.

Note 6-At October 31, 1995 the Fund had the following outstanding forward currency contracts.

                                       VALUE AT
                                      SETTLEMENT      CURRENT       UNREALIZED
CONTRACTS                                DATE          VALUE       DEPRECIATION
                                      ----------      -------      -------------
Foreign Currency Sales Contracts:

AUD    4,886,455
expiring  11/01/95 - 11/08/95         $3,663,518      $3,716,882      $(53,364)